OPERATING LEASES	6 Months Ended
Jun. 30, 2024
OPERATING LEASES
OPERATING LEASES

10.  OPERATING LEASES

The Group entered into various operating lease agreements for offices space. The remaining lease terms range from 0.83 to 2.23 years. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table presents the operating lease related assets and liabilities recorded on the Group’s unaudited interim condensed consolidated balance sheets.

	As of	As of
	December 31,	June 30,
	2023	2024
	US$	US$
Right-of-use assets	4,273	3,435

Operating lease liabilities - current	1,681	1,593
Operating lease liabilities – non-current	2,538	1,779
Total operating lease liabilities	4,219	3,372

For the six months ended June 30, 2023, the Group had operating lease costs from continuing operations of approximately US$664 and recorded short-term lease costs of US$246. For the six months ended June 30, 2024, the Group had operating lease costs from continuing operations of approximately US$894 and recorded short-term lease costs of US$52. Cash paid for amounts included in the measurement of operating lease liabilities were US$678 and US$905 for the six months ended June 30, 2023 and 2024, respectively.

As of June 30, 2024, the weighted average remaining lease term was 2.10 years and the weighted average discount rate was 3.24%.

The following table summarizes the maturity of operating lease liabilities as of June 30, 2024:

US$
2024 remaining	903
2025	1,535
2026	1,071
Total	3,509
Less: imputed interest	(137)
Present value of lease liabilities	3,372